Fair Value (Unobservable Input Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest rate contracts [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	$ 119	$ 174	$ (61)
Other Comprehensive Income (Loss)	(58)	1	199
Purchases	0	0	0
Sales	0	0	0
Issuances	0	(10)	0
Settlements	(19)	(47)	(13)
Transfers into Level 3	0	0	(1)
Transfers out of Level 3	(15)	0	0
Balance at December 31,	11	119	174
Interest rate contracts [Member] | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Interest rate contracts [Member] | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Interest rate contracts [Member] | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(8)	3	39
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	(16)	1	50
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(8)	3	39
Credit contracts [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	10	(1)	11
Other Comprehensive Income (Loss)	0	0	0
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	(1)
Settlements	0	0	(1)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	1	0
Balance at December 31,	6	10	(1)
Credit contracts [Member] | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Credit contracts [Member] | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Credit contracts [Member] | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(4)	11	(10)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	(4)	10	(10)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(4)	11	(10)
Equity market contracts [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	(51)	43	12
Other Comprehensive Income (Loss)	0	0	0
Purchases	0	0	3
Sales	0	0	0
Issuances	0	0	(4)
Settlements	3	(3)	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance at December 31,	(88)	(51)	43
Equity market contracts [Member] | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Equity market contracts [Member] | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Equity market contracts [Member] | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(36)	(88)	33
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	(40)	(91)	32
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(36)	(88)	33
Net Embedded Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	2,290	1,009	677
Other Comprehensive Income (Loss)	0	0	0
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	(59)	(15)	78
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance at December 31,	2,123	2,290	1,009
Net Embedded Derivatives [Member] | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Net Embedded Derivatives [Member] | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Net Embedded Derivatives [Member] | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(83)	1,305	256
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	(108)	1,296	254
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(83)	1,305	256
U.S. corporate securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	1,434	1,432	1,510
Other Comprehensive Income (Loss)	(39)	66	80
Purchases	150	227	76
Sales	(243)	(183)	(175)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	218	76	40
Transfers out of Level 3	(279)	(191)	(137)
Balance at December 31,	1,248	1,434	1,432
U.S. corporate securities [Member] | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	7	7	6
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	7	7	6
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	7	7	6
U.S. corporate securities [Member] | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	32
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
U.S. corporate securities [Member] | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Foreign corporate securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	868	580	880
Other Comprehensive Income (Loss)	(5)	44	22
Purchases	53	269	282
Sales	(129)	(56)	(515)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	30	68	3
Transfers out of Level 3	(76)	(13)	(73)
Balance at December 31,	734	868	580
Foreign corporate securities [Member] | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	1
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	1	1
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	1	1
Foreign corporate securities [Member] | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	(7)	(24)	(20)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(3)	(16)	(9)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(3)	(16)	(9)
Foreign corporate securities [Member] | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
U.S. Treasury and agency securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	0	0	34
Other Comprehensive Income (Loss)	0	0	0
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(34)
Balance at December 31,	0	0	0
U.S. Treasury and agency securities [Member] | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
U.S. Treasury and agency securities [Member] | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
U.S. Treasury and agency securities [Member] | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
RMBS [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	278	239	282
Other Comprehensive Income (Loss)	13	39	(9)
Purchases	170	61	16
Sales	(49)	(63)	(34)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	14	6	1
Transfers out of Level 3	(4)	0	(13)
Balance at December 31,	422	278	239
RMBS [Member] | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	1	0	1
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	1	0	1
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	1	0	1
RMBS [Member] | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	(1)	(4)	(5)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	(2)	(5)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	(2)	(5)
RMBS [Member] | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
State and political subdivision securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	25	23	32
Other Comprehensive Income (Loss)	0	2	(8)
Purchases	0	0	0
Sales	(2)	0	(1)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	(23)	0	0
Balance at December 31,	0	25	23
State and political subdivision securities [Member] | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
State and political subdivision securities [Member] | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
State and political subdivision securities [Member] | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
ABS [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	343	220	321
Other Comprehensive Income (Loss)	(5)	8	8
Purchases	184	148	166
Sales	(53)	(15)	(46)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	(53)	(18)	(223)
Balance at December 31,	419	343	220
ABS [Member] | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	1	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
ABS [Member] | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	2	0	(6)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	(2)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	(2)
ABS [Member] | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
CMBS [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	125	147	130
Other Comprehensive Income (Loss)	3	6	19
Purchases	37	22	17
Sales	(71)	(71)	(19)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	0	39	0
Transfers out of Level 3	(23)	(17)	0
Balance at December 31,	72	125	147
CMBS [Member] | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	1	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
CMBS [Member] | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	(1)	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
CMBS [Member] | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Foreign government debt securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	3	2	14
Other Comprehensive Income (Loss)	0	1	0
Purchases	0	0	0
Sales	(3)	0	(12)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance at December 31,	0	3	2
Foreign government debt securities [Member] | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Foreign government debt securities [Member] | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Foreign government debt securities [Member] | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Non-redeemable preferred stock [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	93	76	214
Other Comprehensive Income (Loss)	12	20	1
Purchases	3	0	0
Sales	(27)	(3)	(115)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance at December 31,	81	93	76
Non-redeemable preferred stock [Member] | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Non-redeemable preferred stock [Member] | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	(24)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(3)	0	(3)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(3)	0	(3)
Non-redeemable preferred stock [Member] | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Common Stock
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	26	21	22
Other Comprehensive Income (Loss)	7	9	(6)
Purchases	2	0	9
Sales	(12)	(2)	(6)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance at December 31,	31	26	21
Common Stock | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Common Stock | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	8	(2)	2
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(2)	(4)	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(2)	(4)	0
Common Stock | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Short-term investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	13	10	173
Other Comprehensive Income (Loss)	0	0	0
Purchases	0	13	10
Sales	(13)	(10)	(172)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance at December 31,	0	13	10
Short-term investments [Member] | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Short-term investments [Member] | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	(1)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Short-term investments [Member] | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Separate account assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	141	130	133
Other Comprehensive Income (Loss)	0	0	0
Purchases	9	1	5
Sales	(6)	(5)	(1)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	3	1	0
Transfers out of Level 3	0	(2)	0
Balance at December 31,	153	141	130
Separate account assets [Member] | Net Investment Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Separate account assets [Member] | Net Investment Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	6	16	(7)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Separate account assets [Member] | Net Derivative Gains (Losses) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	$ 0	$ 0	$ 0